Significant subsidiaries	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Significant subsidiaries
26.	Significant subsidiaries

	Country of incorporation	December 31, 2019	December 31, 2018	December 31, 2017
Headhunter LLC	Russia	100%	100%	100%
Zemenik LLC	Russia	100%	100%	100%
Headhunter FSU Limited	Cyprus	100%	100%	100%
Headhunter KZ LLC	Kazakhstan	66%	66%	66%
100 Rabot TUT LLC 1	Belarus	50%	50%	50%
Headhunter LLC 2	Ukraine	—	—	51%

1
The Group includes the operations of 100 Rabot TUT LLC in its consolidated financial statements because it has the power to direct the operations of the subsidiary at its own discretion and for its own benefit through the representation of the majority of the Board members by the directors of the Company.

2	Disposed of in April 2018 (see note 18).